CONVERTIBLE SENIOR DEBENTURES (Details) (USD $) In Millions	6 Months Ended
Jun. 30, 2011
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted	$ 826
Number of shares converted into	1.5
Convertible Debt Issue A [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted	3
Number of shares converted into	0.1
Convertible Debt Issue B [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted	9
Number of shares converted into	0.2
Convertible Debt Issue D [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted	0
Number of shares converted into	0
Convertible Debt Issue E [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted	$ 814
Number of shares converted into	1.2